Average Annual Total Returns{- Fidelity Strategic Real Return Fund} - 09.30 Fidelity Strategic Real Return Fund AMCIZ PRO-17 - Fidelity Strategic Real Return Fund	Fidelity Advisor Strategic Real Return Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Strategic Real Return Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Strategic Real Return Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Strategic Real Return Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Strategic Real Return Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Strategic Real Return Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Strategic Real Return Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Strategic Real Return Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Strategic Real Return Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Strategic Real Return Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Strategic Real Return Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Strategic Real Return Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Strategic Real Return Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Strategic Real Return Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Strategic Real Return Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Strategic Real Return Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Strategic Real Return Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Strategic Real Return Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Strategic Real Return Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Strategic Real Return Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Strategic Real Return Fund: Class Z Return Before Taxes Since Inception		LB124 Past 1 year	LB124 Past 5 years	LB124 Past 10 years	F0665 Past 1 year	F0665 Past 5 years	F0665 Past 10 years
Total	5.86%	1.11%	2.60%	4.70%	(0.28%)	1.35%	3.52%	0.24%	1.48%	5.82%	1.10%	2.58%	8.53%	1.17%	2.23%	10.55%	2.22%	3.28%	10.63%		3.68%	[1]	8.43%	2.62%	3.36%	10.47%	2.30%	3.20%

[1]	(a)Since inception October 2, 2018.